Segmental information - Other information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	$ 1,197	$ 1,612	$ 1,510
Depreciation and intangible asset amortisation	(745)	(748)	(677)
Impairment of associates and joint ventures	(4)		(1)
Exceptional accelerated depreciation and impairment of tangible assets	(352)	(174)	(46)
Exceptional impairment of intangible assets	(1,314)	(416)	229
Exceptional impairment of associates and joint ventures	(65)	(380)
Operating segments | North America
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	250	435	305
Depreciation and intangible asset amortisation	(176)	(186)	(161)
Impairment of associates and joint ventures	(4)		0
Exceptional accelerated depreciation and impairment of tangible assets	(213)	(66)	(33)
Exceptional impairment of intangible assets	(91)	(365)	(54)
Exceptional impairment of associates and joint ventures	(19)	(215)
Operating segments | Europe
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	429	423	338
Depreciation and intangible asset amortisation	(319)	(272)	(265)
Impairment of associates and joint ventures	0		0
Exceptional accelerated depreciation and impairment of tangible assets	(35)	(96)	(5)
Exceptional impairment of intangible assets	(1,163)	(51)	(96)
Exceptional impairment of associates and joint ventures	(7)	(142)
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	95	79	154
Depreciation and intangible asset amortisation	(119)	(135)	(111)
Impairment of associates and joint ventures	0		0
Exceptional accelerated depreciation and impairment of tangible assets	(4)	(9)	(8)
Exceptional impairment of intangible assets	0	0	379
Exceptional impairment of associates and joint ventures	(39)	(23)
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	2	5	6
Depreciation and intangible asset amortisation	(39)	(38)	(33)
Impairment of associates and joint ventures	0		(1)
Exceptional accelerated depreciation and impairment of tangible assets	(100)	(3)	0
Exceptional impairment of intangible assets	(60)	0	0
Exceptional impairment of associates and joint ventures	0	0
Operating segments | Africa
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	50	88	83
Depreciation and intangible asset amortisation	(75)	(101)	(94)
Impairment of associates and joint ventures	0		0
Exceptional accelerated depreciation and impairment of tangible assets	0	0	0
Exceptional impairment of intangible assets	0	0	0
Exceptional impairment of associates and joint ventures	0	0
Corporate and other
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	371	582	624
Depreciation and intangible asset amortisation	(17)	(16)	(13)
Impairment of associates and joint ventures	0		0
Exceptional accelerated depreciation and impairment of tangible assets	0	0	0
Exceptional impairment of intangible assets	0	0	$ 0
Exceptional impairment of associates and joint ventures	$ 0	$ 0